CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Cash Flows from Operating Activities:
Net (loss) income	$ (6,054,266)	$ (3,802,271)	$ (837,016)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	672,368	568,038	438,467
Amortization expense	830,481	481,763	11,366
Right of use assets		(53,634)
Loss on disposal of fixed assets			7,608
Bad debt expense	227,837	92,032
Inventory provision			103,942
Write-off of advance to suppliers		108,395	100,684
Deferred tax benefits	0	406,064	(406,637)
Gain on accounts receivable factoring, net of discount	(451,047)
Gain on disposal of subsidiary			(536,612)
Loss on investment			214,114
Impairment on intangible assets	2,771,019
Change in unrecognized tax benefits	(1,428,458)	(918,038)	(1,021,565)
Stock compensation expense	2,674,807	1,351,082
Interest expense of convertible notes	1,324,510	210,173
Interest expense of financing lease		44,458
Changes in operating assets and liabilities:
Accounts receivable	(12,059,620)	5,804,654	(4,800,889)
Other receivables and prepayments	(260,755)	1,345,520	(793,936)
Notes receivable	(53,853)	201,187	206,465
Inventories	(2,606,504)	2,021,789	103,123
Advance to suppliers	5,493,624	(8,297,301)	2,933,852
Accounts payable	8,803,924	(8,662,576)	5,582,787
Notes payable	762,986	(159,823)	(153,824)
Accrued expenses and other current liabilities	752,241	2,428,410	(484,477)
Accrued payroll and welfare	219,178	211,632	140,497
Advance from customers	(3,662,097)	3,162,961	(198,358)
Income tax payable		(77,214)	(149,386)
Lease liability	(28,595)	53,635
Net cash provided (used in) operating activities	(2,072,220)	(3,479,064)	460,205
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(507,663)	(114,319)	(1,168,322)
Proceed from disposal of property, plant and equipment			6,281
Purchase of CIP	(12,666)	(47,942)
Purchases of intangible assets	(1,588,107)	(1,983,812)
Investment into CG Malta		(25,000,000)
Net cash used in investing activities	(2,108,436)	(27,146,073)	(1,162,041)
Cash Flows from Financing activities:
Net proceeds released from (placed into) short-term investment	1,523,953	(2,228,301)
Proceeds from short-term bank borrowings	31,113,044	31,203,129	18,061,979
Repayments of short-term bank borrowings	(34,501,465)	(28,144,978)	(17,836,445)
Net proceeds received from (repaid to) related parties	1,173,516	(280,313)	(133,007)
Proceed from other borrowing			775,951
Repayment of other borrowing	(279,004)	(483,458)	(107,195)
Proceeds from stock issuances		24,758,458
Proceeds from convertible notes issuances		14,071,908
Proceeds from stock warrants exercise		1,345,056
Net cash provided by (used in) financing activities	(969,956)	40,241,501	761,283
Effect of exchange rate changes on cash	(835,453)	227,305	248,950
Net change in cash, cash equivalents and restricted cash	(5,986,065)	9,843,669	308,397
Cash and cash equivalents and restricted cash at the beginning of period	13,603,204	3,759,535	3,451,138
Cash, cash equivalents and restricted cash at the end of period	7,617,139	13,603,204	3,759,535
Supplemental disclosures of cash flows information:
Cash paid for income taxes	87,473	37,041	149,291
Cash paid for interest expenses	$ 976,091	$ 338,575	$ 991,319